Share based compensation reserve	3 Months Ended
Mar. 31, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Share based compensation reserve
Share based compensation reserve

During 2015, the Company established a discretionary share award scheme, the Long-term Incentive Plan ("LTIP"), which enables the Company’s Compensation Committee to make grants (“Awards”) in the form of rights over ordinary shares, to any Director, Non-Executive Director or employee of the Company. The Compensation Committee currently awards grants to Senior Management, including those that are Directors and Non-Executive Directors.
All Awards are to be settled by physical delivery of shares.
Director and Senior Management Share Awards

As part of its long term incentive initiatives, the Company has 5,218,600 restricted shares to the management team (the “Management Share Awards”) currently outstanding, split between three grant awards outstanding below.

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	Total
Number of awards outstanding at January 1, 2018	3,837,000	1,090,000	—	4,927,000
New awards granted in the period	—	—	481,600	481,600
Forfeitures in the period	(115,000)	(75,000)	—	(190,000)
Number of awards outstanding at March 31, 2018	3,722,000	1,015,000	481,600	5,218,600

Relevant to each grant, half of the awards are contingent upon achieving one of a range of benchmark market share prices and the other half of the awards will vest provided one of a range of cumulative EBITDA performance targets are met over a four year period. If the share price benchmark is met, the shares for this portion of the awards will vest up to 50% over a two year period and up to 50% over a four year period.

•	For the "2016" award, the two year period is through to January 1, 2018 and the four year period through to January 1, 2020.

•	For the "2017" award, the two year period is through to January 1, 2019 and the four year period through to January 1, 2021.

•	For the "2018" award, the two year period is through to January 1, 2020 and the four year period through to January 1, 2022.

The other half of the 2016, 2017 and 2018 awards will vest on January 1, 2020, 2021 and 2022, respectively, provided one of a range of cumulative EBITDA performance targets are met over the four-year periods listed above.
None of the shares have vested. The stock compensation charge reported within the Consolidated Statement of Profit or Loss for the three months ended March 31, 2018 related to the Director and Senior Management Share Awards is €2.1 million (Three months ended March 31, 2017: €1.2 million).

The Company calculates the cost of the Management Share Awards based upon their fair value using the Monte Carlo Model, which is considered to be the most appropriate methodology considering the restricted shares only vest once the market performance conditions have been satisfied, as well as expected exercise period and the payment of dividends by the Company. Following a revision to the January 1, 2016 and 2017 awards schemes, which included changes to the EBITDA Performance Target Conditions and benchmark market share price targets, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are now as follows:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award
Grant date price	$16.91	$16.91	$16.91
Exercise price	$—	$—	$—
Expected life of restricted share	0.78 – 2.00 years	1.25 – 3.00 years	2.54 – 4.00 years
Expected volatility of the share price	22.0%	22.0%	24.0%
Dividend yield expected	—%	—%	—%
Risk free rate	2.06%	2.15%	2.23%
Employee exit rate	19.0%	19.0%	19.0%
EBITDA Performance Target Conditions	70.0%-90.0%	50.0%-70.0%	40.0%-50.0%

The expected volatility of the share price inputs above were estimated by referencing selected quoted companies which are considered to exhibit some degree of comparability with the Company, as the Company has only been listed for approximately three years.
Based on the revised assessment in the current period of fair value and the number of shares expected to vest, the total fair value in respect of the Restricted Shares as at the January 1, 2016 grant date are $19.6 million (€15.9 million) and $4.2 million (€3.4 million) as at the January 1, 2017 grant date. The fair value in respect of the Restricted Shares as at the January 1, 2018 grant date is $1.6 million (€1.3 million).
Non-Executive Director Restricted Share Awards

In accordance with the Board approved independent Non-Executive Director compensation guidelines, each independent Non-Executive Director is granted $100,000 of restricted shares annually on the date of the annual general meeting, valued at the closing market price for such shares on this date. The restricted shares vest on the earlier to occur of the date of the Company’s annual meeting of shareholders or thirteen months from the date of grant. On June 19, 2017, current Non-Executive Directors were granted 41,724 restricted share awards at a share price of $14.38. On August 22, 2017, two new Non-Executive Directors were granted a pro-rata 11,774 restricted share awards at the same share price and vesting conditions as the previous grant.

The total charge within the Statement of Consolidated Profit or Loss for the three months ended March 31, 2018 related to Non-Executive Directors stock compensation awards is €0.1 million. The total charge within the Statement of Consolidated Profit or Loss for the three months ended March 31, 2017 was €0.1 million.
Share based compensation reserve

	Non-Executive Directors Award	Management Share Award 2016	Management Share Award 2017	Management Share Award 2018	Total Share based compensation reserve
	€m	€m	€m	€m	€m
Balance as of January 1, 2018	0.5	2.2	0.2	—	2.9
Non-Executive Director restricted share awards charge	0.1	—	—	—	0.1
Directors and Senior Management share awards charge - January 1, 2016	—	1.7	—	—	1.7
Directors and Senior Management share awards charge - January 1, 2017	—	—	0.3	—	0.3
Directors and Senior Management share awards charge - January 1, 2018	—	—	—	0.1	0.1
Balance as of March 31, 2018	0.6	3.9	0.5	0.1	5.1
Founder Preferred Shares Dividend Reserve

Nomad has issued Founder Preferred Shares to its Founder Entities. Holders of the Founder Preferred Shares are entitled to receive annual dividend amounts subject to certain performance conditions (the “Founder Preferred Shares Annual Dividend Amount”).

The Founder Preferred Shares Annual Dividend Amount is structured to provide a dividend based on the future appreciation of the market value of the ordinary shares, thus aligning the interests of the Founders with those of the investors on a long term basis. The Preferred Shares Annual Dividend Amount is determined with reference to the Dividend Determination Period of a financial year, i.e. the last 10 consecutive trading days and calculated as 20% of the increase in the volume weighted average share price of the Company’s ordinary shares across the determination period compared to the highest price previously used in calculating the Founder Preferred Share Annual Dividend Amounts ($11.4824) multiplied by 140,220,619 shares (the “Preferred Share Dividend Equivalent”).

The conditions of the Founder Preferred Shares Annual Dividend Amount for 2017 were met and issued on January 2, 2018. The
Company issued a share dividend of 8,705,890 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017). Accordingly, the balance of the Founder Preferred Shares Dividend Reserve as at March 31, 2018 decreased to €372.6 million (December 31, 2017: €493.4 million).

The Founder Preferred Shares Annual Dividend Amount is paid for so long as the Founder Preferred Shares remain outstanding. The Founder Preferred Shares automatically convert on the last day of the seventh full financial year following completion of the acquisition of the Iglo Group or upon a change of control, unless in the case of a change of control, the independent Directors determine otherwise.

The amounts used for the purposes of calculating the Founder Preferred Shares Annual Dividend Amount and the Preferred Share Dividend Equivalent are subject to such adjustments for share splits, share dividends and certain other recapitalisation events as the Directors in their absolute discretion determine to be fair and reasonable in the event of a consolidation or sub-division of the ordinary shares in issue, as determined in accordance with Nomad’s Memorandum and Articles of Association.